PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) $ in Thousands, € in Millions, $ in Millions									1 Months Ended										12 Months Ended							156 Months Ended
	Feb. 27, 2020	Dec. 20, 2019 USD ($)	Dec. 20, 2019 EUR (€)	Nov. 15, 2019 USD ($)	Nov. 15, 2019 EUR (€)	Feb. 15, 2017 USD ($)	May 15, 2012 USD ($)	Jan. 08, 2008 USD ($)	Jan. 31, 2020 USD ($) claim	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Apr. 30, 2017 USD ($)	Nov. 30, 2013 claim	May 31, 2013 USD ($)	Apr. 30, 2013 claim	Jun. 30, 2012 USD ($) employee claim	Jun. 30, 2006	Dec. 31, 2019 USD ($) employee claim	Dec. 31, 2018 USD ($) claim	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2006	Dec. 31, 2014 claim	Dec. 31, 2017 USD ($)	Dec. 18, 2014 USD ($)	Jan. 31, 2010 USD ($)
Disclosure of other provisions [line items]
Provisions																			$ 2,991,000	$ 2,534,000							$ 2,022,000
Tender offer, exchange ratio																		1.5714
Various other legal claims
Disclosure of other provisions [line items]
Provisions																			231,000
Other legal claims
Disclosure of other provisions [line items]
Provisions																			$ 231,000	$ 249,000							$ 202,000
Other legal claims | Shareholder of Siderurgica Tres Lagoas
Disclosure of other provisions [line items]
Damages sought													$ 42,000
Canada | Other legal claims
Disclosure of other provisions [line items]
Damages sought																					$ 764,000	$ 1,000.0
Amount awarded to other party											$ 5,000	$ 6.5
Italy | Termination of agreement related to lease and purchase of former ilva business
Disclosure of other provisions [line items]
Damages sought				$ 101,000	€ 90
Payment for performance bond		$ 1,123,000	€ 1,000
Italy | Other legal claims | Memorandum of agreement
Disclosure of other provisions [line items]
Business combination expected consideration																													$ 104,000
Estimate of possible loss																												$ 27,000
Italy | Bottom of range | Other legal claims | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought															$ 42,000									$ 16,000
Italy | Top of range | Other legal claims | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought															$ 67,000									$ 27,000
Luxembourg | Significant shareholder
Disclosure of other provisions [line items]
Damages sought						$ 25,000		$ 216,000
Luxembourg | Other legal claims
Disclosure of other provisions [line items]
Number of claims | employee																	59
Damages sought																	$ 66,000
Number of claims pending | claim																	4
Number of dismissed claims | claim														2		2
France | Wrongful Termination of Contract
Disclosure of other provisions [line items]
Litigation case, term of contract																									20 years
France | Association Actionnaires d'Arcelor
Disclosure of other provisions [line items]
Damages sought							$ 282,000
France | Other legal claims
Disclosure of other provisions [line items]
Number of claims pending | claim																			337	367
Losses on litigation settlements																			$ 7,770	$ 7,670
Professional fees expense																			150	270
Payments for settlements																			7,600	$ 7,400
France | Other legal claims | Wrongful Termination of Contract
Disclosure of other provisions [line items]
Damages sought of counterclaim value																							$ 137,000
Damages awarded										$ 3,000
France | Other legal claims | Wrongful Termination of Contract Case, Possible Outcome One
Disclosure of other provisions [line items]
Damages sought																							162,000
France | Other legal claims | Wrongful Termination of Contract Case, Possible Outcome Two
Disclosure of other provisions [line items]
Damages sought																							$ 153,000
France | Bottom of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought																			35
France | Top of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought																			$ 745
Acindar Industria Argentina de Aceros S.A. | Other legal claims
Disclosure of other provisions [line items]
Number of claims | claim																										39
ArcelorMittal Brasil S.A. | Other legal claims | SINDIMETAL case
Disclosure of other provisions [line items]
Number of employees impacted | employee																			2,500
Legal claims | Italy | Taranto plant emissions
Disclosure of other provisions [line items]
Number of days to identify responsible installations	30 days
Number of days to eliminate emissions issues	60 days
Legal claims | Acindar Industria Argentina de Aceros S.A. | Other legal claims
Disclosure of other provisions [line items]
Damages sought									$ 93,000
Number of claims pending | claim									19
Number of claims pending within the Administrative Branch of Customs Office Authority | claim									4
Number of pending claims appealed | claim									15